Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Computer and office equipment	99,255	99,255	13,942
Less: accumulated depreciation	(93,670)	(99,255)	(13,942)
Total	5,585	-	-